Nature of Business and Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Trade name
Finite-Lived Intangible Asset, Useful Life	4 years
Maximum [Member] | Internal use software
Finite-Lived Intangible Asset, Useful Life	5 years
Maximum [Member] | Technology – features/content
Finite-Lived Intangible Asset, Useful Life	15 years
Maximum [Member] | Customer relationships
Finite-Lived Intangible Asset, Useful Life	16 years
Minimum [Member] | Internal use software
Finite-Lived Intangible Asset, Useful Life	3 years
Minimum [Member] | Technology – features/content
Finite-Lived Intangible Asset, Useful Life	7 years
Minimum [Member] | Customer relationships
Finite-Lived Intangible Asset, Useful Life	9 years